General and Administrative Expenses	12 Months Ended
Dec. 31, 2025
General and Administrative Expenses [Abstract]
General and Administrative Expenses
26.	General and Administrative Expenses

The following provides a breakdown of general and administrative expenses by nature for the years ended December 31, 2025 and 2024:

	2025	2024

Advertising and promotion	$2,135,054	$724,785
Insurance	910	—
Office and administrative	20,880	6,297
Rent	7,831	6,926
Transfer agent and filing fees	128,619	139,221
Travel expenses	11,901	142,058
Total general and administrative expenses	$2,305,195	$1,019,287